NON-CONTROLLING INTEREST (Details)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)
NON-CONTROLLING INTEREST
Paid-in Capital	¥ 5,931,592	$ 828,018	¥ 6,656,000	$ 915,896
Capital contribution receivable due from non-controlling Interest	(48,870,000)	(6,821,988)	(48,870,000)	(6,724,736)
Unappropriated retained earnings (deficit)	(5,278,660)	(736,873)	(4,165,937)	(573,251)
Accumulated other comprehensive loss	(30,703)	(4,286)	(30,703)	(4,225)
Valuation increase shared by minority shareholders	34,790,000	4,856,497	34,790,000	4,787,263
Total non-controlling interests	(13,457,771)	$ (1,878,632)	(11,620,640)	$ (1,599,053)
BHD
NON-CONTROLLING INTEREST
Paid-in Capital	926,592		1,651,000
Unappropriated retained earnings (deficit)	3,477,493		3,477,494
Accumulated other comprehensive loss	(18,850)		(18,850)
Total non-controlling interests	4,385,235		5,109,644
Nanjing Recon
NON-CONTROLLING INTEREST
Paid-in Capital	200,000		200,000
Unappropriated retained earnings (deficit)	3,616,001		3,616,001
Accumulated other comprehensive loss	(11,853)		(11,853)
Total non-controlling interests	3,804,148		3,804,148
Gan Su BHD
NON-CONTROLLING INTEREST
Paid-in Capital	4,805,000		4,805,000
Unappropriated retained earnings (deficit)	(8,498,212)		(7,547,154)
Total non-controlling interests	(3,693,212)		(2,742,154)
Qinghai BHD
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)	(1,452,105)		(1,581,474)
Total non-controlling interests	(1,452,105)		(1,581,474)
FGS
NON-CONTROLLING INTEREST
Capital contribution receivable due from non-controlling Interest	(48,870,000)		(48,870,000)
Unappropriated retained earnings (deficit)	(2,329,068)		(2,130,804)
Valuation increase shared by minority shareholders	34,790,000		34,790,000
Total non-controlling interests	(16,409,068)		¥ (16,210,804)
MSJ
NON-CONTROLLING INTEREST
Unappropriated retained earnings (deficit)	(92,769)
Total non-controlling interests	¥ (92,769)